Vanguard Target Retirement Funds

Supplement to the Prospectus

Changes in Underlying Fund Allocations

The board of trustees of the Vanguard Target Retirement Funds has approved the following changes to the fixed income exposure of the Funds.

• Twenty percent of each Fund’s fixed income exposure will be reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

• The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds will obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

• The Target Retirement Income and Target Retirement 2010 Funds will no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

The reallocation from domestic bonds to foreign bonds will occur in three stages. First, each Target Retirement Fund will redeem in kind—i.e., for securities rather than for cash—20% of its fixed income portfolio and simultaneously contribute the securities to Vanguard Total International Bond Index Fund (TIB) in exchange for Transition Shares of TIB. Transition Shares are a private share class of TIB, created exclusively for the use of Vanguard funds of funds to facilitate the movement of billions of dollars of assets in the most efficient and cost-effective manner. The in-kind redemptions will be implemented by each Target Retirement Fund by redeeming proportionally from Vanguard Total Bond Market II Index Fund (all Target Retirement Funds); by redeeming proportionally from Vanguard Inflation-Protected Securities Fund (Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds); and by redeeming 100% from Vanguard Prime Money Market Fund (Target Retirement Income and Target Retirement 2010 Funds). In the second stage of the reallocation, TIB will sell the contributed securities and use the cash proceeds to purchase foreign bonds consistent with its target index, a process known as the “transition.” Third, when the transition is complete, each Target Retirement Fund will convert its ownership of TIB from Transition Shares to Investor Shares.

The reallocation from diversified inflation-protected securities to short-term inflation-protected securities also will occur in three stages. First, each Target Retirement Fund will redeem in kind—i.e., for securities rather than for cash—its investment in Vanguard Inflation-Protected Securities Fund (excluding the portion that will be reallocated to TIB as described above) and simultaneously contribute the securities to Vanguard TIPS Transition Fund in exchange for shares of that fund. The TIPS Transition Fund is a private fund that will be used exclusively to facilitate the movement and transition of hundreds of millions of dollars worth of inflation-protected securities in the most efficient and cost-effective manner. Second, the TIPS Transition Fund will sell the contributed securities that are not consistent with the target index of Vanguard Short-Term Inflation-Protected Securities Index Fund and use the cash proceeds to purchase short-term inflation-protected securities that are consistent with the target index, a process known as the “transition.” Third, when the transition is complete, the TIPS Transition Fund will merge into the Short-Term Inflation-Protected Securities Index Fund or, alternatively, each Target Retirement Fund will move assets from the TIPS Transition Fund to the Short-Term Inflation-Protected Securities Index Fund.

After these changes take effect, the Funds’ target allocations to the underlying fixed income funds will be as described in the following pages. Although these changes will modify the mix of each Fund’s fixed income investments, they will not affect each Fund’s total fixed income exposure, and the Funds’ expense ratios are expected to remain unchanged. However, each Fund’s total fixed income exposure (other than that of the Target Retirement Income Fund) will continue to shift in accordance with the Fund’s strategy of becoming more conservative over time.

Prospectus Text Changes for Vanguard Target Retirement Income Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Bond Market II Index Fund	39.2%
•	Vanguard Total Stock Market Index Fund	21.0%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	16.8%
•	Vanguard Total International Bond Index Fund	14.0%
•	Vanguard Total International Stock Index Fund	9.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The first bullet under “Primary Risks” will be replaced with the following:

• With approximately 70% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2010 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2010 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2010, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Bond Market II Index Fund	35.1%
•	Vanguard Total Stock Market Index Fund	29.0%
•	Vanguard Total International Stock Index Fund	12.4%
•	Vanguard Total International Bond Index Fund	11.7%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	11.8%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 59% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates or declining inflation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2015 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2015 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2015, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	37.8%
•	Vanguard Total Bond Market II Index Fund	32.0%
•	Vanguard Total International Stock Index Fund	16.2%
•	Vanguard Total International Bond Index Fund	9.2%
•	Vanguard Short-Term Inflation-Protected Securities Index Fund	4.8%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; inflation-protected public obligations issued by the U.S. Treasury; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 46% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates or declining infation; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2020 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2020 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2020, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	44.1%
•	Vanguard Total Bond Market II Index Fund	29.6%
•	Vanguard Total International Stock Index Fund	18.9%
•	Vanguard Total International Bond Index Fund	7.4%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 37% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2025 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2025 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2025, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	49.3%
•	Vanguard Total Bond Market II Index Fund	23.6%
•	Vanguard Total International Stock Index Fund	21.2%
•	Vanguard Total International Bond Index Fund	5.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 29% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2030 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2030 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2030, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	54.6%
•	Vanguard Total International Stock Index Fund	23.4%
•	Vanguard Total Bond Market II Index Fund	17.6%
•	Vanguard Total International Bond Index Fund	4.4%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 22% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2035 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2035 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2035, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	59.8%
•	Vanguard Total International Stock Index Fund	25.7%
•	Vanguard Total Bond Market II Index Fund	11.6%
•	Vanguard Total International Bond Index Fund	2.9%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 14% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2040 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2040 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2040, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	63.0%
•	Vanguard Total International Stock Index Fund	27.0%
•	Vanguard Total Bond Market II Index Fund	8.0%
•	Vanguard Total International Bond Index Fund	2.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2045 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2045 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2045, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	63.0%
•	Vanguard Total International Stock Index Fund	27.0%
•	Vanguard Total Bond Market II Index Fund	8.0%
•	Vanguard Total International Bond Index Fund	2.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2050 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2050 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2050, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	63.0%
•	Vanguard Total International Stock Index Fund	27.0%
•	Vanguard Total Bond Market II Index Fund	8.0%
•	Vanguard Total International Bond Index Fund	2.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2055 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2055 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2055, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Fund’s assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	63.0%
•	Vanguard Total International Stock Index Fund	27.0%
•	Vanguard Total Bond Market II Index Fund	8.0%
•	Vanguard Total International Bond Index Fund	2.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Target Retirement 2060 Fund

The text under “Primary Investment Strategies” will be replaced with the following:

The Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors planning to retire and leave the work force in or within a few years of 2060 (the target year). The Fund is designed for an investor who plans to withdraw the value of an account in the Fund gradually after the target year. The Fund’s asset allocation will become more conservative over time, meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after 2060, the Fund’s asset allocation should become similar to that of the Target Retirement Income Fund. The targeted percentages of the Funds assets allocated to each of the underlying funds are:

•	Vanguard Total Stock Market Index Fund	63.0%
•	Vanguard Total International Stock Index Fund	27.0%
•	Vanguard Total Bond Market II Index Fund	8.0%
•	Vanguard Total International Bond Index Fund	2.0%

At any given time, the Fund’s asset allocation may be affected by a variety of factors, such as whether the underlying funds are accepting additional investments.

The Fund’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The second bullet under “Primary Risks” will be replaced with the following:

• With approximately 10% of its assets allocated to bonds, the Fund is proportionately subject to bond risks: interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates; income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline, thus reducing the underlying fund’s return; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Fund is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Changes for All Funds

The following text changes will be made in the More on the Funds section.

The following will replace similar text under the heading “Asset Allocation Framework”:

The following table shows the targeted asset allocation for each Fund.

		Target Retirement Fund
Underlying Vanguard Fund	Income	2010	2015	2020	2025	2030
Total Stock Market Index	21.0%	29.0%	37.8%	44.1%	49.3%	54.6%
Total International Stock Index	9.0	12.4	16.2	18.9	21.2	23.4
Total Bond Market II Index	39.2	35.1	32.0	29.6	23.6	17.6
Total International Bond Index	14.0	11.7	9.2	7.4	5.9	4.4
Short-Term Inflation-Protected
Securities Index	16.8	11.8	4.8	0	0	0
Investor’s Target Age	73	68	63	58	53	48
		Target Retirement Fund
Underlying Vanguard Fund	2035	2040	2045	2050	2055	2060
Total Stock Market Index	59.8%	63.0%	63.0%	63.0%	63.0%	63.0%
Total International Stock Index	25.7	27.0	27.0	27.0	27.0	27.0
Total Bond Market II Index	11.6	8.0	8.0	8.0	8.0	8.0
Total International Bond Index	2.9	2.0	2.0	2.0	2.0	2.0
Investor’s Target Age	43	38	33	28	23	18

The following will replace similar text under the heading “Bonds”:

By owning shares of Vanguard Total Bond Market II Index Fund, each Fund indirectly invests, to varying degrees, in government and corporate bonds, as well as in mortgage-backed and asset-backed securities. Through their investments in Vanguard Short-Term Inflation-Protected Securities Index Fund, the Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds also invest in inflation-protected bonds.

The following will replace similar text under the heading “Bonds” following the flagged text about income risk:

The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds are also subject to income fluctuations through their investments in Vanguard Short-Term Inflation-Protected Securities Index Fund. The quarterly income distributions of Vanguard Short-Term Inflation-Protected Securities Index Fund are likely to fluctuate considerably more than income distributions of a typical bond fund because of changes in inflation.

The following will be added to the end of the text under the heading “Bonds”:

By owning shares of Vanguard Total International Bond Index Fund, each Target Retirement Fund is subject to risks associated with investments in currency-hedged foreign bonds.

Each Fund is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

The section titled “Short-Term Investments” will be deleted in its entirety.

Under the heading “Security Selection,” the text regarding Vanguard Inflation-Protected Securities Fund and Vanguard Prime Money Market Fund will be deleted, and the following will be added:

• Vanguard Total International Bond Index Fund seeks to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized investment-grade foreign bonds, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between five and ten years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund will attempt to hedge its currency exposures.

• Vanguard Short-Term Inflation-Protected Securities Index Fund seeks to track the performance of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0–5 Year Index, a market-capitalization-weighted index that includes all inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than five years. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed three years.

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